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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Ultimus Fund Solutions, LLC

80 Arkay Drive

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 490-2300

Date of fiscal year end: March 31, April 30, June 30, July 31, September 31, November 30 and December 31

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD:

Registrant: NORTHERN LIGHTS FUND TRUST - PFG ACTIVE CORE BOND STRATEGY FUND									Item 1, Exhibit 35
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG AMERICAN FUNDS CONSERVATIVE INCOME STRATEGY FUND									Item 1, Exhibit 36
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG AMERICAN FUNDS GROWTH STRATEGY FUND									Item 1, Exhibit 37
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG BNY MELLON® DIVERSIFIER STARTEGY FUND									Item 1, Exhibit 38
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG BR EQUITY ESG STRATEGY FUND									Item 1, Exhibit 39
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM CORE PLUS BOND STRATEGY FUND FKA FIDELITY INSTITUTIONAL AM BOND ESG STRATEGY FUND									Item 1, Exhibit 40
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM EQUITY INDEX STRATEGY FUND									Item 1, Exhibit 41
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM EQUITY SECTOR STRATEGY FUND									Item 1, Exhibit 42
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST -PFG Invesco Equity Factor Rotation Strategy fka PFG Invesco Thematic Equity ESG Strategy									Item 1, Exhibit 43
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JANUS HENDERSON BALANCED STRATEGY FUND									Item 1, Exhibit 44
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND									Item 1, Exhibit 45
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND									Item 1, Exhibit 46
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG MEEDER TACTICAL STRATEGY FUND									Item 1, Exhibit 47
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND									Item 1, Exhibit 48
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG TACTICAL INCOME STRATEGY FUND									Item 1, Exhibit 49
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 17, 2023

* Print the name and title of each signing officer under his or her signature.